Share Capital (Schedule of Restricted Shares And Share Purchase Warrant Activities) (Details)	11 Months Ended	12 Months Ended
	Dec. 31, 2017 USD ($) shares	Jan. 31, 2017 USD ($) shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding - beginning of period	20,962,002	18,975,002
Expired	(1,445,000)	(3,515,000)
Outstanding - end of period	21,659,002	20,962,002
Weighted average exercise price outstanding at December 31, 2017 | $	$ 1.1	$ 1.29
Expired | $	2.19	1.64
Weighted average exercise price outstanding at December 31, 2017 | $	$ 0.98	$ 1.1
RestrictedShareUnit (RSU) [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding - beginning of period	2,618,020	990,471
Issued	1,077,869	2,303,239
Forfeited	(8,896)
Vested	(405,963)	(675,690)
Outstanding - end of period	3,281,030	2,618,020
Warrant [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding - beginning of period	27,780,213	6,919,287
Issued		21,322,212
Expired	(6,458,001)	(461,286)
Outstanding - end of period	21,322,212	27,780,213
Weighted average exercise price outstanding at December 31, 2017 | $	$ 0.95	$ 0.91
Issued | $		0.99
Expired | $	(0.82)	(2.17)
Weighted average exercise price outstanding at December 31, 2017 | $	$ 0.99	$ 0.95